Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Disclosure of detailed information about Investment in Associates [Text Block]
Associates consisted of the following:

			January 1, 2017		December 31, 2017		December 31, 2018
Name of Associate	Principal Activities	Place of Incorporation and operation	Carrying amount	Holding %	Carrying amount	Holding %	Carrying amount	Holding %
Emza Visual Sense Ltd.	Development of visual sensors and efficient machine vision algorithm	Israel	$-	-	1,802	45.10	-	-
Ganzin Technology Corp.	Eye tracking chip and module	Taipei, Taiwan	-	-	95	28.93	1,473	49.32
Iris Optronics Co., Ltd.	E-paper manufacturing and sales	Tainan, Taiwan	44	2.06	30	2.06	44	1.55
Kneron Inc.	Artificial intelligence chip design	California, USA	-	-	6,598	27.65	-	-
ViewsilMicroelectronics (Kunshan) Limited	IC design and sales	Kunshan, China	2,318	49.00	2,214	49.00	2,547	49.00
			$2,362		10,739		4,064

Disclosure of detailed information about Share of Associates [Text Block]
There is no individually significant associate for the Company. The following table summarized the amount recognized by the Company at its share of those associates:

	For the year ended December 31,
	2017	2018
	(in thousands)

The Company’s share of losses of associates	$(1,200)	(1,095)
The Company’s share of other comprehensive income (loss) of associates	$106	(68)
The Company’s share of total comprehensive income (loss) of associates	$(1,094)	(1,163)